Balance Sheet (USD $)	Jul. 31, 2012
Current Assets
Cash	$ 26,631
Prepaid Expenses	48,143
Due from Affiliate	15,348
Total Current Assets	90,122
Restricted Cash Held in Trust	40,600,000
Total Assets	40,690,122
Current Liabilities
Accrued Expenses	55,891
Other Liabilities
Deferred Corporate Finance Fee	800,000
Warrant Liability	1,453,333
Total Liabilities	2,309,224
Commitments and Contingencies
Ordinary Shares Subject to Possible Redemption, 3,288,757 Shares (at Redemption Value)	33,380,888
Shareholders' Equity
Preferred Shares, no par value, unlimited shares authorized; no shares issued and outstanding
Ordinary Shares, no par value, unlimited shares authorized; 2,044,576 shares issued and outstanding (excluding 3,288,757 shares subject to possible redemption)	5,000,010
Additional Paid-in Capital
Deficit Accumulated During the Development Stage
Total Shareholders' Equity	5,000,010
Total Liabilities and Shareholders' Equity	$ 40,690,122